Taxes on Income (Details) - Schedule of taxes on income (tax benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of taxes on income (tax benefit) [Abstract]
Current	$ 2		$ 31
Other	(41)		(79)
Provision for deferred income taxes	(39)		(48)
Domestic	(41)		(52)
Foreign	2		4
Taxes on income (tax benefit)	$ (39)		$ (48)